Derivative Instruments and Hedging Activity (Table)	9 Months Ended
Mar. 31, 2014
Derivative instruments and hedging activity
Schedule of information on the location and amounts of derivative fair values in the condensed consolidated balance sheet that are not designated as hedging instruments

	Fair Values of Derivative Instruments
	Derivative Assets(Liabilities)
		Fair Value
	Balance Sheet Location	March 31, 2014	March 31, 2013

Derivatives not designated as hedging instruments
Commodity derivative contracts	Assets	$—	$—
Commodity derivative contracts	Current Liabilities	(5,949,967)	—
Commodity derivative contracts	Long-term Liabilities	(38,325,396)	—
Total derivatives not designated as hedging instruments		$(44,275,363)	$—

Schedule of information on the location and amounts of derivative gains and losses in the condensed consolidated statement of operations for derivative instruments that are not designated as hedging instruments
	Amount of Gain (Loss) Recognized in Income on Derivatives
	Location of Gain (Loss)	Amount of Gain (Loss) Recognized in Income on Derivatives for the Nine Months Ended
	Recoginized in Income of Derivatives	March 31, 2014	March 31, 2013

Derivatives not designated as hedging instruments
Commodity derivative contracts	Loss on derivatives	$(12,221,932)	$—
Total derivatives not designated as hedging instruments		$(12,221,932)	$—

Schedule of fair values of derivatives
	Volume MMBtus/Bbls	Fair Value per MMBtu or Barrel	Fair value at March 31, 2014
Natural gas:

Call Options:
2014	7,299,927	$0.44	$3,237,751
2015	10,696,392	$0.66	$7,040,561
2016	11,056,752	$0.77	$8,551,013
2017	11,184,600	$0.89	$9,931,795
2018	8,252,340	$1.09	$8,967,453
Total natural gas			$37,728,573

Oil:
Swaps:
2014	6,201	$5.09	$31,538
2015	5,532	$(1.84)	$(10,178)
2016	2,900	$(6.23)	$(18,066)
			$3,294
Call Options:
2014	79,218	$7.06	$558,937
2015	113,952	$12.66	$1,443,050
2016	131,796	$13.29	$1,751,313
2017	119,868	$13.81	$1,655,848
2018	79,452	$14.28	$1,134,348
Total oil			$6,543,496
Total oil and natural gas derivatives			$44,275,363

Commodity derivative contracts | Natural gas derivatives
Derivative instruments and hedging activity
Schedule of derivative transactions outstanding with the associated notional volumes and weighted average underlying hedge prices

As of March 31, 2014, the following natural gas derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In MMBtu
2014	Call Option	26,666	7,299,927	$3.90
2015	Call Option	29,305	10,696,392	$3.70
2016	Call Option	30,292	11,056,752	$3.65
2017	Call Option	30,643	11,184,600	$3.55
2018	Call Option	22,609	8,252,340	$3.45

Commodity derivative contracts | Crude oil derivatives
Derivative instruments and hedging activity
Schedule of derivative transactions outstanding with the associated notional volumes and weighted average underlying hedge prices

As of March 31, 2014, the following crude derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In Bbls
2014	Fixed Price Swap	23	6,201	$92.00
2015	Fixed Price Swap	15	5,532	$92.00
2016	Fixed Price Swap	8	2,900	$92.00

2014	Call Option	289	79,218	$90.00
2015	Call Option	312	113,952	$80.00
2016	Call Option	361	131,796	$80.00
2017	Call Option	328	119,868	$80.00
2018	Call Option	218	79,452	$80.00